Label	Element	Value
Amplify Bitcoin 2% Monthly Option Income ETF | Invesco Government & Agency Portfolio - Class Institutional [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	58.20%
Amplify Bitcoin 2% Monthly Option Income ETF | iShares Bitcoin Trust ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	22.20%
Amplify Bitcoin 2% Monthly Option Income ETF | Cboe Bitcoin U.S. ETF Index, Expiration 01/16/2026 Exercise Price 2605.00 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	10.00%
Amplify Bitcoin 2% Monthly Option Income ETF | United States Treasury Bill [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	5.80%
Amplify Bitcoin 2% Monthly Option Income ETF | United States Treasury Bill [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.80%
Amplify Bitcoin 2% Monthly Option Income ETF | United States Treasury Bill [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.90%
Amplify Bitcoin 2% Monthly Option Income ETF | United States Treasury Bill [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.40%
Amplify Bitcoin 2% Monthly Option Income ETF | United States Treasury Bill [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.00%
Amplify Bitcoin 2% Monthly Option Income ETF | Cboe Bitcoin U.S. ETF Index, Expiration 10/03/2025 Exercise Price 2813.83 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.00%
Amplify Bitcoin 2% Monthly Option Income ETF | Cboe Bitcoin U.S. ETF Index, Expiration 10/03/2025 Exercise Price 2700.20 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.90%)